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February 7, 2017	Nathaniel Segal Associate +1 312 609 7747 nsegal@vedderprice.com

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Nuveen Preferred Income Opportunities Fund (the “Registrant”); File No. 333-215072

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-14 (the “Amendment”) relating to the issuance of common shares in connection with the reorganization of Nuveen Flexible Investment Income Fund into the Registrant (the “Reorganization”).

The Amendment incorporates revisions to the Registrant’s Registration Statement on Form N-14 filed on December 13, 2016 relating to the issuance of common shares in connection with the Reorganization (the “Registration Statement”), in response to comments provided telephonically by the staff of the U.S. Securities and Exchange Commission to Vedder Price P.C. on January 12, 2017, with respect to the Registration Statement (as addressed in separate correspondence to the staff dated February 7, 2017). The Amendment is also being filed for the purpose of providing certain information required by the Form and not included in the Registration Statement and to make certain other non-material changes.

Please direct your questions and/or comments regarding this filing to the undersigned at (312) 609-7747.

Very truly yours,

/s/ Nathaniel Segal

Nathaniel Segal

Enclosures

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